Investment Strategy - Anfield U.S. Equity Sector Rotation ETF	Feb. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the U.S. equity markets. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund will invest primarily in large capitalization issuers, although its assets may be invested in securities of any market capitalization. Based on the Sub-Adviser’s tactical investment style, the Fund will invest in Underlying Funds and individual U.S. equity securities based on the Sub-Adviser’s macroeconomic and asset cycle investing methodology that determines the rank order of equity sectors, and then makes periodic shifts to i) capitalize on market opportunities, or ii) avoid market declines. The core of the Fund’s portfolio will be comprised of a combination of individual U.S. equity securities and Underlying Funds in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. Over- and under-weights of industry sectors are determined by the overall market and sector outlook. The Fund is generally rebalanced and adjusted on a quarterly basis, or when changing conditions warrant an adjustment.

The Fund’s investment process includes both a top-down macroeconomic analysis and a forecasting methodology. The Sub-Adviser conducts an annual analysis of the state of the investment universe based on economic, political, and market conditions, which is used to forecast the outlook for various asset classes and industry sectors. The Sub-Adviser uses proprietary methods to continuously monitor the state of the national and international economy and markets for significant changes in order to invest in those sectors and market categories with the highest potential for positive returns during periods of relative economic strength while de-allocating from equities and utilizing defensive positioning such as allocations to cash when economic and market environments weaken. The Fund’s tactical strategy further employs a proprietary analysis of fundamental, business cycle, and technical factors that specifically affect the securities used in the Fund’s strategy. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading. For the purpose of achieving income, the Fund may engage in securities lending.